As filed with the Securities and Exchange Commission on August 30, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21631

                         RMK Advantage Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                               RMK ADVANTAGE INCOME FUND, INC.
                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                        JUNE 30, 2005
     Principal
     Amount/                                                                                                 Market
     Shares           Description                                                                          Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 18.3% OF NET ASSETS
                      CERTIFICATE-BACKED OBLIGATIONS - 1.1%
        4,286,000     Preferred Term Securities XVI, 6.01% 3/23/35 (a)                                       4,286,000
                      COLLATERALIZED DEBT OBLIGATIONS - 3.6%
        1,965,237     E-Trade 2004-1A COM1, 2.00% 1/10/40                                                    1,955,411
        3,900,000     MKP 4A CS, 2.00% 7/12/40 (a)                                                           3,900,000
        4,200,000     Restructured Asset Backed 2003-3A A3, 3.54% 1/29/22 (a)                                3,512,712
        5,000,000     Witherspoon 2004-1A COM1, 11.50% 9/15/39                                               5,000,000
                                                                                                     --------------------
                                                                                                      $     14,368,123
                                                                                                     --------------------
                      COMMERCIAL LOANS - 0.4%
        2,000,000     FFCA Secured Lending 1998-1 D1, 7.81% 10/18/25 (a)                                     1,620,208
                      EQUIPMENT LEASES - 6.2%
       10,494,207     Aerco Limited 2A A3, 3.55% 7/15/25                                                     7,923,126
        8,500,000     Aviation Capital 2000-1A A1, 3.57% 11/15/25 (a)                                        6,465,015
       15,000,000     Lease Investment Flight Trust 1 A1, 3.48% 7/15/31                                     10,500,000
                                                                                                     --------------------
                                                                                                      $     24,888,141
                                                                                                     --------------------
                      HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 5.1%
        7,613,000     Ace Securities 2004-HE3 M11, 5.46% 11/25/34                                            6,927,830
        3,000,000     Ace Securities 2004-HE4 M11, 6.59% 12/25/34                                            2,807,820
        2,119,000     Asset Backed Securities 2005-HE1 M10, 5.85% 3/25/35                                    1,968,678
        2,681,000     Bear Stearns 2004-HE9 M7B, 7.09% 11/25/34                                              2,386,090
        2,000,000     First Franklin Mortgage 2004-FF5, 8.594% 8/25/34 (a)                                   2,000,000
        3,253,000     GSAMP Trust 2005-S2 B3, 6.50% 11/25/34                                                 2,899,952
        2,000,000     Soundview 2005-A B1, 6.28% 4/25/35 (a)                                                 1,706,260
                                                                                                     --------------------
                                                                                                      $     20,696,630
                                                                                                     --------------------
                      MANUFACTURED HOUSING LOANS - 1.9%
        4,500,000     Green Tree Financial 1996-2 M1, 7.60% 4/15/27                                          3,908,970
        4,500,000     Green Tree Financial 1996-9 M1, 7.63% 1/15/28                                          3,987,131
                                                                                                     --------------------
                                                                                                      $      7,896,101
                                                                                                     --------------------

                                                                                                     --------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $72,414,369)                                   $     73,755,203
                                                                                                     --------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 57.5% OF NET ASSETS
                      CERTIFICATE-BACKED OBLIGATIONS - 1.9%
        5,000,000     INCAPS Funding II, 10.00% 1/15/34 (a)                                                  4,850,000
        2,900,000     Preferred Term Securities XVI, 3/23/35 (a) (f)                                         3,042,100
                                                                                                     --------------------
                                                                                                      $      7,892,100
                                                                                                     --------------------
                      COLLATERALIZED DEBT OBLIGATIONS - 2.0%
        2,000,000     Halyard CBO 1A B, 4.77% 3/24/10 (a)                                                    1,540,000
        3,984,462     Hewett's Island 2004-1A COM, 12.00% Bond 12/15/16                                      3,984,463
        2,500,000     Stanfield 2A D1, 8.76% 4/15/15 (a)                                                     2,456,250
                                                                                                     --------------------
                                                                                                      $      7,980,713
                                                                                                     --------------------
                      COMMERCIAL LOANS - 8.9%
        1,171,422     Banc of America 2000-1 M, 6.00% 11/15/31 (a)                                             829,870
        2,740,324     Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                                       2,639,023
        7,000,000     Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                                       4,095,000
       33,234,197     Enterprise Mortgage 2000-1 A2, 7.45% 1/15/27 (a)                                      18,112,637
       10,000,000     GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                                              4,793,900
        1,210,000     Lehman Brothers-UBS 2001-C7 P, 5.868% 11/15/33                                           883,119
        3,750,000     Lehman Brothers 2002-LLFA L, 4.49% 6/14/17 (a)                                         3,712,500
        1,380,000     PNC Mortgage 2000-C2 N, 6.22% 10/12/33 (a)                                               926,946
                                                                                                     --------------------
                                                                                                      $     35,992,995
                                                                                                     --------------------
                      CREDIT CARDS - 1.7%
        9,875,255     Nextcard 2000-1 A C, 2.7443% 12/15/06 (a)                                              7,011,431
                      EQUIPMENT LEASES - 15.2%
       17,250,000     Aircraft Finance Trust 1999-1A A1, 3.57% 5/15/24                                      11,341,875
       13,000,000     Airplanes Pass Through Trust 2001-1A A9, 3.504% 3/15/19                                6,987,500
        8,832,885     Aviation Capital 2000-1A C1, 4.76% 11/15/25 (a)                                        2,561,537
       12,338,074     DVI Receivables 2002-1 A3A, 3.56% 6/11/10                                              8,613,580


                                               RMK ADVANTAGE INCOME FUND, INC.
                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                        JUNE 30, 2005
     Principal
     Amount/                                                                                                 Market
     Shares           Description                                                                          Value (b)
        1,000,000     Ocean Star 2004-A E, 9.75% 11/12/18 (a)                                                1,021,250
        6,768,190     Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                                   3,375,635
       12,000,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                                   5,880,000
       24,681,898     Pegasus Aviation Lease 2000-1 A1, 3.939% 3/25/15 (a)                                  12,464,358
       18,000,000     Pegasus Aviation Lease 2001-1A A2, 3.67% 5/10/31 (a)                                   9,180,000
                                                                                                     --------------------
                                                                                                      $     61,425,735
                                                                                                     --------------------
                      FRANCHISE LOANS - 6.0%
        5,000,000     ACLB Business Trust 1999-1 A3, 7.385% 8/15/20 (a)                                      4,582,050
        2,644,112     Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)                                         2,513,096
        1,617,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                             981,470
       12,771,585     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                                         9,571,409
        1,387,342     FMAC Loan Trust 1998-A A2, 6.50% 9/15/20 (a)                                             927,993
        8,226,288     FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                                         5,606,996
                                                                                                     --------------------
                                                                                                      $     24,183,014
                                                                                                     --------------------
                      HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 13.8%
        9,950,000     Ace Securities 2004-HE3 B, 5.459% 11/25/34 (a)                                         8,656,500
        2,000,000     Ace Securities 2004-HE4 B, 6.59% 12/25/34 (a)                                          1,680,000
        4,463,000     Ace Securities 2005-HE2 B1, 6.06% 4/25/35 (a)                                          3,709,646
        4,400,000     Argent Securities 2004-W8 M11, 5.52% 5/25/34 (a)                                       3,828,000
        2,000,000     Equifirst Mortgage 2004-3 B1, 5.708% 12/25/34 (a)                                      1,820,000
        7,038,000     Equifirst Mortgage 2004-3 B2, 5.708% 12/25/34 (a)                                      6,193,440
        1,000,000     Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)                                          835,000
        1,757,000     Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)                                        1,458,310
        3,000,000     Greenwich 2005-1A N2, 4.15% 1/20/45 (a)                                                2,250,000
        9,312,000     Merrill Lynch 2004-WMC1 B4, 5.181% 10/25/34 (a)                                        8,660,160
        2,000,000     Merrill Lynch Mortgage 2005-SL1 B5, 6.27% 1/25/35 (a)                                  1,784,420
        5,250,000     Residential 2005-RS4 B2, 6.09% 4/25/35 (a)                                             4,372,252
        3,938,000     Residential 2005-RS4 B3, 6.09% 4/25/35 (a)                                             3,103,656
                      Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips                       7,350,000
                                                                                                     --------------------
                                                                                                      $     55,701,384
                                                                                                     --------------------
                      MANUFACTURED HOUSING LOANS - 8.0%
        4,961,155     Bombardier Capital 1998-B M2, 7.31% 10/15/28                                             248,058
       13,918,025     Bombardier Capital 2000-A A2, 7.575% 6/15/30                                          10,387,593
          500,000     Bombardier Capital 2001-A M2, 8.265% 12/15/30                                            125,000
       19,000,000     Green Tree Financial 1998-3 M1, 6.86% 3/1/30                                           7,600,000
        3,000,000     Green Tree Financial 1996-7 B1, 7.70% 10/15/27                                           851,760
       13,025,000     Green Tree Financial 1998-8 M1, 6.98% 9/1/30                                           5,802,117
        5,000,000     Green Tree Financial 1997-3 M1, 7.53% 3/15/28                                          3,075,000
        7,000,000     Green Tree Financial 1999-4 M1, 7.60% 5/1/31                                           1,067,500
        3,809,773     Oakwood Mortgage 2001-C A4, 7.405% 12/15/30                                            2,692,328
        1,300,000     Oakwood Mortgage 2002-C M1, 6.89% 11/15/32                                               403,966
                                                                                                     ---------------------
                                                                                                      $     32,253,322
                                                                                                     --------------------

                                                                                                     --------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE (COST $237,075,041)                             $    232,440,694
                                                                                                     --------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 29.7% OF NET ASSETS
                      AUTOMOTIVES - 1.3%
          563,000     Ford Motor, 9.215% Bond 9/15/21                                                          530,323
          725,000     Ford Motor, 9.98% Bond 2/15/47                                                           702,666
        4,900,000     General Motors, 8.25% Bond 7/15/23                                                     4,054,750
                                                                                                     --------------------
                                                                                                      $      5,287,739
                                                                                                     --------------------
                      BASIC MATERIALS - 0.4%
        1,510,000     Edgen Acquisition, 9.875% Bond 2/1/11 (a)                                              1,464,700

                      BUSINESS SERVICES - 1.9%
        1,000,000     Comforce Operating, 12.00% Bond 12/1/07                                                1,000,000
        3,138,000     Danka Business, 10.00% Bond 4/1/08                                                     2,322,120
        2,000,000     MSX International, 11.00% Bond 10/15/07                                                1,970,000
        4,000,000     MSX International, 11.375% Bond 1/15/08                                                2,560,000
                                                                                                     --------------------
                                                                                                      $      7,852,120
                                                                                                     --------------------


                                               RMK ADVANTAGE INCOME FUND, INC.
                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                        JUNE 30, 2005
     Principal
     Amount/                                                                                                 Market
     Shares           Description                                                                          Value (b)
                      CHEMICALS - 0.9%
        3,650,000     OM Group, 9.25% Bond 12/15/11                                                          3,650,000
                      CONSTRUCTION - 0.9%
        2,850,000     Integrated Electrical Services, 9.375% Bond 2/1/09                                     2,130,375
        1,880,000     Integrated Electrical Services, 9.375% Bond 2/1/09                                     1,405,300
                                                                                                     --------------------
                                                                                                      $      3,535,675
                                                                                                     --------------------
                      ELECTRONICS - 1.9%
        4,152,000     Knowles Electronics, 13.125% Bond 10/15/09                                             4,203,900
        3,750,000     Motors and Gears, 10.75% Bond 11/15/06                                                 3,412,500
                                                                                                     --------------------
                                                                                                      $       7,616,400
                                                                                                     --------------------
                      ENERGY - 1.7%
        2,400,000     Abraxas Petroleum, 11.03% Bond 12/1/09                                                 2,328,000
        1,750,000     Calpine, 8.75% Bond 7/15/13 (a)                                                        1,295,000
        3,000,000     Calpine, 9.875% Bond 12/1/11 (a)                                                       2,340,000
        1,000,000     United Refining, 10.50% 8/15/12 (a)                                                    1,027,500
                                                                                                     --------------------
                                                                                                      $      6,990,500
                                                                                                     --------------------
                      FINANCE - 1.6%
        2,850,000     Advanta Capital Trust I, 8.99% Bond 12/17/26                                           2,778,750
        1,450,000     Athena Neuro Financial, 7.25% Bond 2/21/08                                             1,348,500
        2,250,000     Labranche, 11.00% Bond 5/15/12                                                         2,430,000
                                                                                                     --------------------
                                                                                                      $      6,557,250
                                                                                                     --------------------
                      FOOD - 1.8%
        4,200,000     Land O Lakes, 7.45% Bond 3/15/28 (a)                                                   3,381,000
        1,950,000     Merisant, 9.50% Bond 7/15/13 (a)                                                       1,384,500
        2,550,000     Wornick, 10.875% Bond 7/15/11                                                          2,588,250
                                                                                                     --------------------
                                                                                                      $      7,353,750
                                                                                                     --------------------
                      HEALTH CARE - 0.3%
        1,350,000     Hanger Orthopedic Group, 10.375% Bond 2/15/09                                          1,245,375

                      INVESTMENT COMPANIES - 0.8%
        2,100,000     Rafaella Apparel, 11.25% Bond 6/15/11 (a)                                              1,995,000
        1,250,000     Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                                  1,250,000
                                                                                                     --------------------
                                                                                                      $      3,245,000
                                                                                                     --------------------
                      MANUFACTURING - 4.3%
        4,000,000     Consolidated Container, 10.125% Bond 7/15/09                                           3,080,000
          250,000     Constar International, 11.00% Bond 12/1/12                                               202,988
        2,800,000     Dura Operating, 9.00% Bond 5/1/09                                                      1,946,000
          750,000     Elgin National, 11.00% Bond 11/1/07                                                      709,268
        2,800,000     GSI Group, 12.00% Bond 5/15/13 (a)                                                     2,856,000
        2,200,000     Intermet, Zero Coupon Bond 6/15/09 (d)                                                   951,500
        2,500,000     MMI Products, 11.25% Bond 4/15/07                                                      2,468,750
        2,600,000     US Can, 12.375% Bond 10/1/10                                                           2,424,500
        3,250,000     VITRO S.A., 11.75% Bond 11/1/13 (a)                                                    2,713,750
                                                                                                     --------------------
                                                                                                      $     17,352,756
                                                                                                     --------------------
                      PHARMACEUTICALS - 0.4%
        2,000,000     Curative Health, 10.75% Bond 5/1/11                                                    1,500,000

                      RETAIL - 1.4%
        2,925,000     General Nutrition Center, 8.50% Bond 12/1/10                                           2,340,000
          750,000     New World Restaurant, 13.00% Bond 7/1/08                                                 765,000
        2,800,000     Star Gas Partner, 10.25% Bond 2/15/13                                                  2,604,000
                                                                                                     --------------------
                                                                                                      $      5,709,000
                                                                                                     --------------------
                      SPECIAL PURPOSE ENTITY - 3.2%
        9,958,580     Dow Jones CDX HY T4, 10.50% Bond 12/29/09 (a)                                          9,759,408
        5,000,000     ML CLO 97 PILG-1, 7.614% Bond 3/23/09 (a)                                              3,300,000
                                                                                                     --------------------
                                                                                                      $     13,059,408
                                                                                                     --------------------
                      TELECOMMUNICATIONS - 5.3%
        3,400,000     BARAK I.T.C., Zero Coupon Bond 11/15/07 (d) (e)                                        2,652,000
        2,000,000     Charter, 10.00% Bond 5/15/11                                                           1,460,000
        3,375,000     Charter Communication, Zero Coupon Bond 5/15/11                                        2,235,938
        3,000,000     Exchelon Operating, 8.375% Bond 3/15/10                                                2,610,000
        3,500,000     Level 3 Financing, 10.75% Bond 10/15/11 (a)                                            2,948,750
        2,800,000     Millicom International, 10.00% Bond 12/1/13                                            2,786,000


                                               RMK ADVANTAGE INCOME FUND, INC.
                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                        JUNE 30, 2005
     Principal
     Amount/                                                                                                 Market
     Shares           Description                                                                          Value (b)
        4,525,000     Primus Telecommunications, 8.00% Bond 1/15/14                                          2,386,937
        1,500,000     Rural Cellular, 9.75% Bond 1/15/10                                                     1,395,000
        2,750,000     Time Warner, 10.125% Bond 2/1/11                                                       2,750,000
          200,000     Time Warner Telecommunications, 9.25% Bond 2/15/14                                       194,702
                                                                                                     --------------------
                                                                                                      $     21,419,327
                                                                                                     --------------------
                      TOBACCO - 0.9%
        4,715,000     North Atlantic Trading, 9.25% Bond 3/1/12                                              3,559,825

                      TRAVEL - 0.7%
        3,000,000     Worldspan Financial, 9.024% Bond 2/15/11 (a)                                           2,730,000

                                                                                                     --------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE ($127,760,485)                                           $   120,128,825
                                                                                                     --------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 4.1% OF NET ASSETS
                      COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
        2,000,000     Aames Mortgage 2005-2 B3, 6.09% 10/25/35                                               1,652,600
        1,000,000     First Franklin Mortgage 2004-FF5 M8, 6.09% 8/25/34                                       975,000
                      HARBORVIEW MORTGAGE 2004-8 X, 0.65% 11/19/34 INTEREST-ONLY STRIPS                      4,803,643
        5,121,480     Long Beach Mortgage 2001-1 M2, 4.09% 4/21/31                                           4,364,296
        2,868,377     Long Beach Mortgage 2001-4 M2, 4.74% 3/25/32                                           2,789,497
        2,000,000     Soundview 2005-OPT1 M10, 6.11% 6/25/35                                                 1,909,060
                                                                                                     --------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE ($17,571,230)                                     $     16,494,096
                                                                                                     --------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 5.5% OF NET ASSETS
                      COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
        2,000,000     Countrywide 2004-1 B, 5.50% 7/25/32                                                    1,824,720
        2,000,000     Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                                1,383,760
        2,000,000     GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                             1,620,000
        5,177,014     Long Beach Mortgage 2001-4 M3, 5.84% 3/25/32                                           2,588,507
        4,000,000     Merrill Lynch Mortgage 204-WMC3 B4, 5.00% 1/25/35 (a)                                  3,655,920
        3,000,000     Park Place Securities 2005-WHQ1 M10, 5.35% 3/25/35 (a)                                 2,675,160
        3,800,000     Park Place Securities 2005-WCW1 M11, 5.00% 6/25/35                                     2,979,960
        2,000,000     People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                                     1,652,500
        2,310,000     Sasco Net Interest Margin Trust 2004-6XS B, 5.00% 3/28/34 (a)                          2,159,850
        2,000,000     Soundview 2005-1 B3, 6.10% 4/25/35 (a)                                                1,640,000
                                                                                                     ------ -------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $23,291,553)                            $     22,180,377
                                                                                                     --------------------

MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
        1,250,000     Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                           743,162
                                                                                                     --------------------
TOTAL MUNICIPAL SECURITIES (COST $781,694)                                                            $        743,162
                                                                                                     --------------------

COMMON STOCKS - 9.2% OF NET ASSETS
           24,200     Activision, Inc. (d)                                                                     399,542
           38,400     American Capital Strategies, Ltd.                                                      1,387,392
           37,510     Andrx Corporation (d)                                                                    761,453
           54,600     Anthracite Capital, Inc.                                                                 647,010
           11,700     BJ Services Company                                                                      614,016
           21,700     Cimarex Energy Co. (d)                                                                   844,347
            4,600     Cooper Cameron Corporation (d)                                                           285,430
           14,000     Cree, Inc. (d)                                                                           356,580
           14,800     Cytec Industries Inc.                                                                    589,040
           19,700     EGL, Inc. (d)                                                                            399,910
           13,600     Exar Corporation (d)                                                                     202,504
           16,900     First Data Corporation                                                                   678,197
           25,700     The Home Depot, Inc.                                                                     999,730
           26,300     Ingram Micro Inc. (d)                                                                    411,858
           23,900     Iowa Telecommunications Services, Inc.                                                   448,125
           10,100     Kinder Morgan Energy Partners, L.P.                                                      514,292
           23,900     Korn/Ferry International (d)                                                             424,225
            9,900     L-3 Communications Holdings, Inc.                                                        758,142


                                               RMK ADVANTAGE INCOME FUND, INC.
                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                        JUNE 30, 2005
     Principal
     Amount/                                                                                                 Market
     Shares           Description                                                                          Value (b)
           27,300     Limited Brands, Inc.                                                                     584,766
           20,200     Lincoln Electric Holdings, Inc.                                                          669,630
           12,000     Magellan Midstream Partners, L.P.                                                        393,360
            7,300     Magyar Tavkozlesi Rt.                                                                    156,220
           10,300     Marathon Oil Corporation                                                                 549,711
           18,900     Masco Corporation                                                                        600,264
           31,500     Microsoft Corporation                                                                    782,145
           16,100     Newfield Exploration Company (d)                                                         642,229
           58,600     OmniVision Technologies, Inc.                                                            796,374
           41,400     Regal Entertainment Group                                                                781,632
           18,900     Stone Energy Corporation (d)                                                             924,210
           40,100     Superior Energy Services, Inc. (d)                                                       713,780
          111,470     Technology Investment Capital Corporation (d)                                         1 ,649,756
           18,050     Teva Pharmaceutical Industries Limited                                                   562,077
           64,650     Trustreet Properties Inc.                                                             1 ,073,836
           13,900     Unit Corporation (d)                                                                     611,739
            3,100     Universal Compression Holdings, Inc. (d)                                                 112,344
            7,900     Wal-Mart Stores, Inc.                                                                    380,780
           39,400     Cisco Systems, Inc. (d)                                                                  752,146
            7,200     Devon Energy Corporation                                                                 364,896
           21,000     Exxon Mobil Corporation                                                                1,206,660
           14,200     InfoSpace, Inc. (d)                                                                      467,606
           34,900     Intersil Corporation                                                                     655,073
           14,900     Manpower Inc.                                                                            592,722
          117,000     MCG Capital Corporation                                                                1,998,360
           29,900     New Century Financial Corporation                                                      1,538,355
            7,600     Oceaneering International, Inc. (d)                                                      293,740
            7,500     Petroleo Brasileiro S.A.                                                                 390,975
           32,000     Polycom, Inc. (d)                                                                        477,120
           16,400     SanDisk Corporation (a)                                                                  389,172
           14,700     Spinnaker Exploration Company (d)                                                        521,703
            5,400     3M Company                                                                               390,420
           16,200     Trex Company, Inc. (d)                                                                   416,340
           16,400     Frontline Ltd.                                                                           659,936
           42,890     Ship Finance International Limited                                                       811,050
           15,100     Tsakos Energy Navigation Limited                                                         585,427
           10,600     XL Capital Ltd.                                                                          788,852
           28,200     Flextronics International Ltd. (d)                                                       372,522
           55,100     TOP Tankers Inc.                                                                         874,437
                                                                                                     --------------------
TOTAL COMMON STOCKS (COST $36,001,767)                                                                    $ 37,254,158
                                                                                                     --------------------

PREFERRED STOCKS - 1.2% OF NET ASSETS
            3,000     Credit Genesis CLO 2005                                                                3,000,000
        2,000,000     Hewett's Island II (a)                                                                 1,980,000
                                                                                                     --------------------
TOTAL PREFERRED STOCKS (COST $4,980,503                                                                   $  4,980,000
                                                                                                     --------------------

MUTUAL FUNDS - 0.6% OF NET ASSETS
           29,200     iShares Russell 3000 Value Index Fund                                                  2,549,160
                                                                                                     --------------------
TOTAL MUTUAL FUNDS (COST $2,504,539)                                                                      $  2,549,160
                                                                                                     --------------------

CORPORATE LOANS - 0.4% OF NET ASSETS
                      Xspedius                                                                               1,500,000

EURODOLLAR TIME DEPOSITS - 4.1% OF NET ASSETS
                      State Street Bank & Trust Company Eurodollar
                      time deposits dated June 30, 2005 2.50%                                        --------------------
                      maturing at $16,676,158 on July 1, 2005.                                        $     16,675,000
                                                                                                     --------------------

                                                                                                     --------------------
TOTAL INVESTMENTS - 130.8% OF NET ASSETS                                                              $    528,700,675
                                                                                                     --------------------


                                               RMK ADVANTAGE INCOME FUND, INC.
                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                        JUNE 30, 2005
     Principal
     Amount/                                                                                                 Market
     Shares           Description                                                                          Value (b)
OTHER ASSETS AND LIABILITIES, NET - (30.8%) OF NET ASSETS                                                 (124,585,208)
                                                                                                     --------------------
NET ASSETS                                                                                            $    404,115,467
                                                                                                     ====================


     (a)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
     (b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
     (d)  These securities are non-income producing.
     (e)  These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United
          States by a foreign entity.
     (f)  Trust preferred security with no stated interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Advantage Income Fund, Inc.


By:  /s/ Carter E. Anthony
     ---------------------------------
     Carter E. Anthony
     President and Chief Executive Officer

Date:  August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Carter E. Anthony
     ---------------------------------
     Carter E. Anthony
     President and Chief Executive Officer

Date:  August 24, 2005



By:  /s/ Joseph C. Weller
     ---------------------------------
     Joseph C. Weller
     Treasurer and Chief Financial Officer

Date:  August 24, 2005